UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 91.4%
Brazil – 5.8%
779,700	AMBEV SA ADR (Food, Beverage & Tobacco)	$ 5,372,133
501,100	Banco Bradesco SA (Banks)	7,814,399
226,100	Banco Bradesco SA ADR (Banks)	3,454,808
1,063,700	Banco Santander Brasil SA ADR (Banks)	7,148,064
51,200	BRF SA (Food, Beverage & Tobacco)	1,252,496
384,900	Centrais Eletricas Brasileiras SA (Utilities)	1,060,331
578,200	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Utilities)	5,145,980
430,100	JBS SA (Food, Beverage & Tobacco)	1,582,957
126,400	Magazine Luiza SA (Retailing)	498,636
48,900	Mahle-Metal Leve SA Industria e Comercio (Automobiles & Components)	474,613
138,900	Odontoprev SA (Health Care Equipment & Services)	569,987
448,000	Porto Seguro SA (Insurance)	6,147,103
71,500	Qualicorp SA (Health Care Equipment & Services)*	827,273
285,500	Sul America SA (Insurance)	1,717,719
51,700	Ultrapar Participacoes SA (Energy)	1,190,667

		44,257,166

China – 19.9%
140,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	830,061
22,731,000	Agricultural Bank of China Ltd. Class H (Banks)	11,012,049
2,726,000	Anhui Conch Cement Co. Ltd. Class H (Materials)(a)	10,198,812
38,283,000	Bank of China Ltd. Class H (Banks)	18,295,021
4,676,000	China CITIC Bank Corp. Ltd. Class H (Banks)	3,096,075
26,059,000	China Construction Bank Corp. Class H (Banks)	19,938,265
1,071,500	China Merchants Bank Co. Ltd. Class H (Banks)	2,165,441
240,000	China Oilfield Services Ltd. Class H (Energy)	597,438
7,132,000	China Petroleum & Chemical Corp. Class H (Energy)	6,982,260
1,595,000	CNOOC Ltd. (Energy)	2,821,347
360,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	639,277
1,961,000	Fosun International Ltd. (Materials)	2,480,449

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
1,916,000	Huaneng Power International, Inc. Class H (Utilities)	$ 2,126,848
16,828,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	11,476,991
232,000	Jiangsu Expressway Co. Ltd. Class H (Transportation)	281,996
6,264,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	8,544,641
12,220,000	PetroChina Co. Ltd. Class H (Energy)	15,837,983
1,692,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	14,376,925
96,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	317,809
15,808,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,690,892
603,200	Tencent Holdings Ltd. (Software & Services)	9,795,823

		151,506,403

Greece – 0.0%
26,675	Hellenic Telecommunications Organization SA (Telecommunication Services)*	365,652

Hong Kong – 2.3%
197,000	China Mobile Ltd. (Telecommunication Services)	2,152,549
620,000	China Resources Cement Holdings Ltd. (Materials)	447,712
4,060,000	China Resources Power Holdings Co. Ltd. (Utilities)	11,341,669
350,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	611,416
211,000	CITIC Pacific Ltd. (Capital Goods)	420,793
852,000	Guangdong Investment Ltd. (Utilities)	955,478
667,500	NetDragon Websoft, Inc. (Software & Services)	1,248,355
372,000	Tianjin Development Holdings Ltd. (Capital Goods)	302,188

		17,480,160

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hungary – 0.4%
192,914	Richter Gedeon Nyrt (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,165,427

India – 6.9%
58,196	Bajaj Holdings & Investment Ltd. (Diversified Financials)	1,245,788
244,372	Bank of Baroda (Banks)	3,480,874
1,652,423	Cairn India Ltd. (Energy)	8,582,595
59,398	CESC Ltd. (Utilities)	629,868
582,504	GAIL India Ltd. (Utilities)	4,181,054
19,456	HCL Technologies Ltd. (Software & Services)	498,918
163,173	Hindustan Zinc Ltd. (Materials)	432,864
129,849	Lupin Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,758,253
534,098	NTPC Ltd. (Utilities)	1,274,055
1,361,469	Oil & Natural Gas Corp. Ltd. (Energy)	8,842,677
281,445	Power Finance Corp. Ltd. (Diversified Financials)	1,237,373
91,648	Reliance Industries Ltd. (Energy)	1,513,843
398,015	Reliance Infrastructure Ltd. (Utilities)	4,832,957
524,577	Rural Electrification Corp. Ltd. (Diversified Financials)	2,627,873
243,807	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,169,778
434,207	Tata Motors Ltd. (Automobiles & Components)	3,177,948
344,325	Tata Motors Ltd. Class A (Automobiles & Components)	1,659,719
184,270	Tata Steel Ltd. (Materials)	1,673,346
27,810	The Jammu & Kashmir Bank Ltd. (Banks)	732,276

		52,552,059

Indonesia – 3.1%
731,800	PT Astra Agro Lestari Tbk (Food, Beverage & Tobacco)	1,679,334
12,146,100	PT Astra International Tbk (Automobiles & Components)	8,020,615
8,409,700	PT Bank Mandiri (Persero) Tbk (Banks)	7,317,751
4,782,800	PT Bank Negara Indonesia (Persero) Tbk (Banks)	2,071,660
1,222,900	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	736,115

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
10,589,900	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	$ 2,405,761
659,600	PT United Tractors Tbk (Capital Goods)	1,293,605

		23,524,841

Malaysia – 2.3%
164,800	Axiata Group Bhd (Telecommunication Services)	358,763
39,500	British American Tobacco Malaysia Bhd (Food, Beverage & Tobacco)	868,737
2,729,700	DiGi.Com Bhd (Telecommunication Services)	4,847,968
5,341,200	Genting Malaysia Bhd (Consumer Services)	7,343,015
1,022,200	Tenaga Nasional Bhd (Utilities)	3,967,293

		17,385,776

Mexico – 4.7%
454,820	America Movil SAB de CVSeries L ADR (Telecommunication Services)	10,720,108
21,160	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	1,986,712
867,300	Gruma SAB de CV Class B (Food, Beverage & Tobacco)*	9,491,752
58,910	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	3,965,821
73,840	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	9,191,603

		35,355,996

Peru – 0.9%
44,691	Credicorp Ltd. (Banks)	6,610,693

Philippines – 0.1%
262,870	Universal Robina Corp. (Food, Beverage & Tobacco)	973,795

Poland – 3.9%
3,088	Bank Zachodni WBK SA (Banks)	350,067
195,481	KGHM Polska Miedz SA (Materials)	8,019,939
120,182	Orange Polska SA (Telecommunication Services)	396,716
1,465,522	PGE SA (Utilities)	9,750,125
79,087	Powszechny Zaklad Ubezpieczen SA (Insurance)	11,119,588

		29,636,435

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – 5.2%
512,200	Alrosa AO (Materials)	$ 631,880
3,633	OAO Bashneft (Energy)	199,603
1,624,925	OAO Gazprom ADR (Energy)	11,856,584
65,306	OAO Lukoil ADR (Energy)	3,640,889
904,560	OAO Rosneft GDR (Energy)	5,581,341
25,995	OAO Tatneft ADR (Energy)	923,961
679,370	OJSC MMC Norilsk Nickel ADR (Materials)	13,285,899
1,321,910	Sberbank of Russia (Banks)*	2,704,295
39,759	Sistema JSFC GDR (Telecommunication Services)	981,983

		39,806,435

South Africa – 4.3%
98,195	African Rainbow Minerals Ltd. (Materials)	1,821,269
96,791	Investec Ltd. (Diversified Financials)	833,084
366,527	Liberty Holdings Ltd. (Insurance)	4,421,876
1,054,771	Life Healthcare Group Holdings Ltd. (Health Care Equipment & Services)	4,328,319
385,270	Mondi Ltd. (Materials)	6,775,457
184,719	MTN Group Ltd. (Telecommunication Services)	3,823,569
69,543	Nedbank Group Ltd. (Banks)	1,514,588
1,555,651	Sibanye Gold Ltd. (Materials)	3,689,880
52,809	Standard Bank Group Ltd. (Banks)	710,517
123,706	Sun International Ltd. (Consumer Services)	1,236,714
568,608	Super Group Ltd. (Retailing)*	1,592,752
141,197	Vodacom Group Ltd. (Telecommunication Services)	1,650,328

		32,398,353

South Korea – 11.5%
894	AMOREPACIFIC Group (Household & Personal Products)	767,451
910	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	292,862
41,280	Daesang Corp. (Food, Beverage & Tobacco)	2,047,521
52,544	GS Engineering & Construction Corp. (Capital Goods)*	1,985,846
14,590	Hanil E-Wha Co. Ltd. (Automobiles & Components)	300,217

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
12,271	Hyundai Mobis (Automobiles & Components)	$ 3,665,649
167,331	Industrial Bank of Korea (Banks)	2,480,976
4,206	KCC Corp. (Capital Goods)	2,475,948
117,433	Kia Motors Corp. (Automobiles & Components)	6,893,991
25,038	Korea Gas Corp. (Utilities)*	1,490,121
4,108	Korea Zinc Co. Ltd. (Materials)	1,644,869
69,409	KT&G Corp. (Food, Beverage & Tobacco)	6,705,195
16,827	LG Electronics, Inc. (Consumer Durables & Apparel)	1,246,587
34,209	LG Uplus Corp. (Telecommunication Services)	314,617
179,662	Samsung C&T Corp. (Capital Goods)	12,750,232
12,189	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	15,775,180
14,855	Samyang Holdings Corp. (Food, Beverage & Tobacco)	1,107,107
43,437	Shinhan Financial Group Co. Ltd. (Banks)	2,145,254
28,519	SK Holdings Co. Ltd. (Capital Goods)	4,830,439
347,009	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	15,098,212
106,518	Sungwoo Hitech Co. Ltd. (Automobiles & Components)	1,482,011
127,675	Woori Finance Holdings Co. Ltd. (Banks)*	1,720,307

		87,220,592

Taiwan – 14.0%
3,605,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)*	4,281,273
1,535,000	Asia Cement Corp. (Materials)	2,132,278
197,000	Asustek Computer, Inc. (Technology Hardware & Equipment)	2,081,771
1,510,000	Career Technology MFG. Co. Ltd. (Technology Hardware & Equipment)	2,002,647
431,000	Catcher Technology Co. Ltd. (Technology Hardware & Equipment)	3,522,752
1,006,000	Chin-Poon Industrial Co. Ltd. (Technology Hardware & Equipment)	1,809,051

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
292,000	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	$ 890,769
1,086,000	Elitegroup Computer Systems Co. Ltd. (Technology Hardware & Equipment)	764,668
1,553,000	Faraday Technology Corp. (Semiconductors & Semiconductor Equipment)	1,945,017
888,000	Gigabyte Technology Co. Ltd. (Technology Hardware & Equipment)	1,220,218
484,000	Grape King Bio Ltd. (Household & Personal Products)	2,311,510
5,326,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	18,250,545
729,000	Huang Hsiang Construction Co. (Real Estate)	951,866
986,000	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	807,598
4,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	307,296
239,000	Lotes Co. Ltd. (Technology Hardware & Equipment)	919,647
99,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,532,138
552,000	Nien Hsing Textile Co. Ltd. (Consumer Durables & Apparel)	495,053
2,190,000	Pegatron Corp. (Technology Hardware & Equipment)	4,149,903
170,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	706,100
283,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	896,289
459,000	Sigurd Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	488,217
7,270,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	9,922,703
1,584,000	Simplo Technology Co. Ltd. (Technology Hardware & Equipment)	8,596,056
1,160,000	Taiflex Scientific Co. Ltd. (Technology Hardware & Equipment)	1,990,460
3,681,000	Taiwan Cement Corp. (Materials)	5,479,848

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
541,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	$ 10,820,000
5,959,000	Teco Electric and Machinery Co. Ltd. (Capital Goods)	7,553,764
2,106,000	TXC Corp. (Technology Hardware & Equipment)	3,021,680
515,000	United Integrated Services Co. Ltd. (Capital Goods)	489,789
3,845,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	5,502,211
100,000	Zhen Ding Technology Holding Ltd. (Technology Hardware & Equipment)*	299,630

		106,142,747

Thailand – 2.8%
1,428,700	Airports of Thailand PCL (Transportation)	9,453,142
2,670,100	BTS Group Holdings PCL (Transportation)	707,440
245,800	Delta Electronics Thailand PCL (Technology Hardware & Equipment)	472,589
15,273,500	Jasmine International PCL (Telecommunication Services)	3,538,248
744,800	PTT Exploration & Production PCL (Energy)	3,752,295
348,500	PTT PCL (Energy)	3,451,594

		21,375,308

Turkey – 3.3%
210,063	Aksa Akrilik Kimya Sanayii (Consumer Durables & Apparel)	753,981
88,420	Cimsa Cimento Sanayi VE Tica (Materials)	605,492
773,855	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	1,002,784
5,633,956	Eregli Demir ve Celik Fabrikalari TAS (Materials)	11,879,368
687,135	Tofas Turk Otomobil Fabrikasi AS (Automobiles & Components)	4,254,841
559,947	Turkiye Garanti Bankasi AS (Banks)	2,305,987
294,550	Turkiye Halk Bankasi AS (Banks)	2,217,827
114,682	Turkiye Is Bankasi Class C (Banks)	319,980
234,388	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	1,813,944

		25,154,204

TOTAL COMMON STOCKS		$694,912,042

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Preferred Stocks – 5.7%
Brazil – 4.8%
101,000	Centrais Eletricas Brasileiras SA Class B (Utilities)	$ 484,800
182,900	Companhia Energetica de Sao Paulo Class B (Utilities)	2,332,252
126,200	Companhia Paranaense de Energia-Copel (Utilities)	1,958,012
1,180,020	Itau Unibanco Holding SA ADR (Banks)	18,172,308
3,233,600	Itausa - Investimentos Itau SA (Banks)	13,525,891

		36,473,263

Russia – 0.2%
1,199,684	OAO Surgutneftegas (Energy)*	880,577
149,800	Sberbank of Russia (Banks)*	238,073

		1,118,650

South Korea – 0.7%
8,672	Hyundai Motor Co. (Automobiles & Components)	1,448,630
3,781	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,910,331

		5,358,961

TOTAL PREFERRED STOCKS		$ 42,950,874

Exchange Traded Fund – 1.0%
United States – 1.0%
168,436	Vanguard FTSE Emerging Markets Fund	$ 7,364,022

Units	Description	Expiration Month	Value
Warrant – 0.0%
Thailand – 0.0%
1,567,600	BTS Group Holdings PCL (Transportation)*	01/18	$ 37,591

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$745,264,529

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 0.8%
Goldman Sachs Financial Square Money Market Fund — FST Shares
6,296,000	0.053%	$ 6,296,000

TOTAL INVESTMENTS – 98.9%		$751,560,529

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		8,614,512

NET ASSETS – 100.0%		$760,175,041

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2014.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$695,825,586

Gross unrealized gain	73,030,467
Gross unrealized loss	(17,295,524)

Net unrealized security gain	$55,734,943

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Australia – 9.3%
5,393,506	Arrium Ltd. (Materials)	$ 4,052,612
1,211,067	Australand Property Group (REIT)	5,028,184
197,877	Australia & New Zealand Banking Group Ltd. (Banks)	6,178,043
348,180	AWE Ltd. (Energy)*	582,491
356,209	BHP Billiton Ltd. (Materials)	12,647,713
459,822	Challenger Ltd. (Diversified Financials)	3,405,198
250,110	Commonwealth Bank of Australia (Banks)	19,290,930
230,046	Crown Resorts Ltd. (Consumer Services)	3,442,449
407,783	CSR Ltd. (Materials)	1,418,209
574,007	Envestra Ltd. (Utilities)	690,128
327,425	Independence Group NL (Materials)	1,454,021
215,275	Investa Office Fund (REIT)	708,635
101,783	Lend Lease Group Ltd. (Real Estate)	1,270,170
2,080,095	Mount Gibson Iron Ltd. (Materials)	1,392,686
565,987	Origin Energy Ltd. (Energy)	7,453,872
52,053	Ramsay Health Care Ltd. (Health Care Equipment & Services)	2,318,998
111,804	Sandfire Resources NL (Materials)*	660,529
835,601	Saracen Mineral Holdings Ltd. (Materials)*	336,382
548,347	Telstra Corp. Ltd. (Telecommunication Services)	2,780,727
45,787	Westpac Banking Corp. (Banks)	1,456,029
182,803	Woodside Petroleum Ltd. (Energy)	7,175,742
68,233	WorleyParsons Ltd. (Energy)	1,123,920

		84,867,668

Austria – 0.4%
52,965	ams AG (Semiconductors & Semiconductor Equipment)	1,888,662
6,883	CA Immobilien Anlagen AG (Real Estate)*	137,482
93,175	CAT Oil AG (Energy)	1,780,907

		3,807,051

Belgium – 0.9%
2,973	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	320,884
145,974	KBC Groep NV (Banks)*	7,912,532

		8,233,416

China – 0.4%
473,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	2,804,421
1,231,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	692,683
549,000	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	477,184

		3,974,288

Shares	Description	Value
Common Stocks – (continued)
Denmark – 1.3%
165	A.P. Moller - Maersk A/S Class A (Transportation)	$ 370,281
3,090	A.P. Moller - Maersk A/S Class B (Transportation)	7,203,777
39,820	H Lundbeck A/S (Pharmaceuticals, Biotechnology & Life Sciences)(a)	912,509
63,457	Vestas Wind Systems A/S (Capital Goods)*	2,861,100

		11,347,667

Finland – 4.3%
214,234	Fortum OYJ (Utilities)	5,507,905
270,673	Neste Oil OYJ (Energy)(a)	5,001,737
1,221,321	Nokia OYJ (Technology Hardware & Equipment)	9,675,762
89,041	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	3,301,126
69,604	Sampo OYJ Class A (Insurance)	3,457,619
628,007	Stora Enso OYJ Class R (Materials)	5,642,671
396,481	UPM-Kymmene OYJ (Materials)	6,462,073

		39,048,893

France – 8.1%
118,741	BNP Paribas SA (Banks)	7,878,877
13,645	CNP Assurances (Insurance)	268,077
35,357	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	3,878,645
331,818	Credit Agricole SA (Banks)	4,488,637
150,791	Electricite de France SA (Utilities)	4,871,129
24,539	Fonciere Des Regions (REIT)	2,461,988
9,942	Gecina SA (REIT)	1,419,803
9,438	Montupet SA (Automobiles & Components)	587,665
1,240,483	Natixis (Banks)	8,015,803
514,735	Orange SA (Telecommunication Services)	8,060,398
4,807	Orpea (Health Care Equipment & Services)	314,661
30,525	Plastic Omnium SA (Automobiles & Components)	808,554
324,497	Suez Environnement Co. (Utilities)	6,056,136
19,558	Technip SA (Energy)	1,806,666
251,318	Total SA (Energy)	16,208,684
49,569	Valeo SA (Automobiles & Components)	5,939,244
14,319	Vinci SA (Capital Goods)	988,196

		74,053,163

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – 5.9%
17,280	Axel Springer SE (Media)	$ 972,963
8,848	Celesio AG (Health Care Equipment & Services)	302,677
6,022	Continental AG (Automobiles & Components)	1,296,924
14,856	Deutsche Euroshop AG (Real Estate)	701,210
187,439	Deutsche Post AG (Registered) (Transportation)	5,997,051
172,955	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	5,260,065
41,403	Duerr AG (Capital Goods)	3,153,896
410,094	E.ON SE (Utilities)	7,741,886
34,165	Hannover Rueck SE (Insurance)	2,916,450
15,320	Henkel AG & Co. KGaA (Household & Personal Products)	1,458,412
23,372	Hochtief AG (Capital Goods)	1,960,069
82,477	Leoni AG (Automobiles & Components)	5,636,458
19,520	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	1,726,154
5,362	MorphoSys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	513,053
114,706	Nordex SE (Capital Goods)*	2,085,475
24,318	Rhoen Klinikum AG (Health Care Equipment & Services)	754,142
5,920	Siemens AG (Registered) (Capital Goods)	731,097
9,623	Sixt SE (Transportation)	337,397
342,911	TUI AG (Consumer Services)	4,839,916
118,570	United Internet AG (Registered) (Software & Services)	4,740,528

		53,125,823

Hong Kong – 2.7%
69,000	Cheung Kong Holdings Ltd. (Real Estate)	1,333,045
90,000	Hongkong Land Holdings Ltd. (Real Estate)	599,400
485,000	Hutchison Whampoa Ltd. (Capital Goods)	6,579,241
594,500	MTR Corp. Ltd. (Transportation)	2,335,522
1,906,000	SJM Holdings Ltd. (Consumer Services)	5,092,191
447,000	Sun Hung Kai Properties Ltd. (Real Estate)	6,785,136
135,500	Techtronic Industries Co. (Consumer Durables & Apparel)	406,132
298,000	Wheelock & Co. Ltd. (Real Estate)	1,502,582

		24,633,249

Shares	Description	Value
Common Stocks – (continued)
Ireland – 0.6%
489,992	Beazley PLC (Insurance)	$ 2,012,401
40,301	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	3,317,110

		5,329,511

Italy – 1.9%
40,251	ACEA SpA (Utilities)	586,161
851	Cosmo Pharmaceuticals SpA (Pharmaceuticals, Biotechnology & Life Sciences)	172,546
43,094	Credito Emiliano SpA (Banks)	361,637
74,894	ERG SpA (Energy)	1,111,178
184,296	Hera SpA (Utilities)	498,499
24,599	Indesit Co. SpA (Consumer Durables & Apparel)*	355,818
1,787,158	Intesa Sanpaolo SpA (Banks)	5,307,186
24,547	Salini Impregilo SpA (Capital Goods)*(a)	111,134
2,419,653	Telecom Italia SpA (Telecommunication Services)*	2,788,148
811,166	UniCredit SpA (Banks)	6,328,003

		17,620,310

Japan – 22.2%
406,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	6,241,091
45,700	Alpine Electronics, Inc. (Consumer Durables & Apparel)	719,911
239,200	Amada Co. Ltd. (Capital Goods)	2,323,364
36,600	Asics Corp. (Consumer Durables & Apparel)	776,743
631,600	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	8,564,878
36,700	Avex Group Holdings, Inc. (Media)	626,665
120,100	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	3,039,588
4,500	Benesse Holdings, Inc. (Consumer Services)	169,523
98,200	Calbee, Inc. (Food, Beverage & Tobacco)	2,916,264
8,400	Century Tokyo Leasing Corp. (Diversified Financials)	269,724
85,800	Chubu Electric Power Co., Inc. (Utilities)*	997,391
17,600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	585,779
406,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,397,118
28,500	East Japan Railway Co. (Transportation)	2,283,052

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
17,600	Eizo Corp. (Technology Hardware & Equipment)	$ 446,570
49,300	FANUC Corp. (Capital Goods)	8,520,534
10,600	Fuji Heavy Industries Ltd. (Automobiles & Components)	302,283
10,800	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	308,295
92,000	Fujitsu General Ltd. (Consumer Durables & Apparel)	1,269,943
91,000	Fujitsu Ltd. (Software & Services)	697,559
174,500	Gree, Inc. (Software & Services)(a)	1,377,691
7,400	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	1,040,020
32,300	Hitachi Transport System Ltd. (Transportation)	488,740
15,700	Hokuriku Electric Power Co. (Utilities)	203,325
299,000	Honda Motor Co. Ltd. (Automobiles & Components)	10,408,511
19,600	Hoya Corp. (Technology Hardware & Equipment)	634,620
55,800	Ibiden Co. Ltd. (Technology Hardware & Equipment)	1,114,997
631,700	ITOCHU Corp. (Capital Goods)	8,043,271
60,900	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	2,141,703
62,600	Kao Corp. (Household & Personal Products)	2,574,376
216,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	460,474
5,200	KDDI Corp. (Telecommunication Services)	298,911
22,300	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	312,585
180,900	Konica Minolta, Inc. (Technology Hardware & Equipment)	1,931,272
79,400	Kyocera Corp. (Technology Hardware & Equipment)	3,845,905
16,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	219,818
37,900	Kyushu Electric Power Co., Inc. (Utilities)	420,821
502,000	Mitsubishi Electric Corp. (Capital Goods)	6,627,171
24,200	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	351,520
2,058,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	12,138,420
220,500	Mitsui & Co. Ltd. (Capital Goods)	3,536,246

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
24,000	Mitsui Fudosan Co. Ltd. (Real Estate)	$ 792,572
13,900	Nabtesco Corp. (Capital Goods)	314,045
62,000	Nagoya Railroad Co. Ltd. (Transportation)	259,448
60,000	NGK Spark Plug Co. Ltd. (Automobiles & Components)	1,793,847
202,600	Nikon Corp. (Consumer Durables & Apparel)	3,142,303
1,268,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	7,103,934
71,000	Nippon Steel & Sumitomo Metal Corp. (Materials)	214,396
57,400	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	3,811,607
777,200	Nissan Motor Co. Ltd. (Automobiles & Components)	7,624,647
16,600	Nitto Denko Corp. (Materials)	740,799
61,700	Nomura Holdings, Inc. (Diversified Financials)	389,548
47,000	NSK Ltd. (Capital Goods)	661,208
213,000	NTN Corp. (Capital Goods)	1,026,534
18,600	Omron Corp. (Technology Hardware & Equipment)	824,961
528,500	ORIX Corp. (Diversified Financials)	8,541,238
600,100	Panasonic Corp. (Consumer Durables & Apparel)	7,482,304
92,000	Sapporo Holdings Ltd. (Food, Beverage & Tobacco)	395,184
108,300	Secom Co. Ltd. (Commercial & Professional Services)	6,587,476
28,100	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	606,649
47,100	SoftBank Corp. (Telecommunication Services)	3,385,937
145,500	Start Today Co. Ltd. (Retailing)	3,854,633
69,500	Sumitomo Corp. (Capital Goods)	915,875
243,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	9,922,075
81,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	3,344,346
131,100	Suzuki Motor Corp. (Automobiles & Components)	4,374,809
10,400	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	740,360
193,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	8,803,209

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
55,200	The Chugoku Electric Power Co., Inc. (Utilities)	$ 733,919
183,100	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	2,579,263
88,300	Tokio Marine Holdings, Inc. (Insurance)	2,776,751
402,000	Toko, Inc. (Technology Hardware & Equipment)(a)	1,132,718
33,100	Wacom Co. Ltd. (Technology Hardware & Equipment)(a)	151,757
9,700	West Japan Railway Co. (Transportation)	439,956

		202,094,980

Jersey – 0.1%
399,665	Centamin PLC (Materials)*	486,245

Netherlands – 3.5%
14,939	Corio NV (REIT)	793,656
37,269	Eurocommercial Properties NV CVA (Real Estate)	1,862,053
69,514	Heineken Holding NV (Food, Beverage & Tobacco)	4,425,812
57,137	Nutreco NV (Food, Beverage & Tobacco)	2,440,841
457,984	PostNL NV (Transportation)*	2,285,636
42,031	Royal Dutch Shell PLC Class A (Energy)	1,728,142
142,853	Royal Dutch Shell PLC Class A (Energy)(a)	5,874,427
91,102	Royal Dutch Shell PLC Class B (Energy)	3,923,017
458,644	TomTom NV (Consumer Durables & Apparel)*	3,334,084
15,537	Vastned Retail NV (REIT)	791,900
51,301	Wereldhave NV (REIT)	4,566,190

		32,025,758

New Zealand – 0.1%
69,514	Fletcher Building Ltd. (Materials)(a)	532,225

Norway – 3.2%
124,610	Aker Solutions ASA (Energy)	1,839,005
1,448,632	Norsk Hydro ASA (Materials)	8,588,325
491,338	Statoil ASA (Energy)	14,039,776
108,242	Yara International ASA (Materials)	4,960,672

		29,427,778

Portugal – 0.0%
85,055	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	299,766

Singapore – 1.5%
12,399,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	5,293,026
52,000	Jardine Cycle & Carriage Ltd. (Retailing)	1,932,314
18,456	REC Solar ASA (Semiconductors & Semiconductor Equipment)*	244,810

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
2,259,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	$ 5,897,935

		13,368,085

Spain – 1.8%
213,644	Enagas SA (Utilities)	7,107,846
142,787	Endesa SA (Utilities)	5,501,005
127,316	Gamesa Corp. Tecnologica SA (Capital Goods)*	1,594,281
74,059	NH Hotel Group SA (Consumer Services)*	400,437
29,462	Repsol SA (Energy)	734,711
86,758	Sacyr SA (Capital Goods)*	489,070

		15,827,350

Sweden – 2.4%
26,534	Fabege AB (Real Estate)	362,984
12,669	Hexpol AB (Materials)	1,064,283
52,804	JM AB (Consumer Durables & Apparel)	1,670,750
63,994	Meda AB Class A (Pharmaceuticals, Biotechnology & Life Sciences)	1,031,788
49,053	NCC AB Class B (Capital Goods)	1,532,764
482,403	Nordea Bank AB (Banks)	6,469,398
412,239	Skandinaviska Enskilda Banken AB Class A (Banks)	5,518,635
145,872	Skanska AB Class B (Capital Goods)	3,031,007
29,383	Swedbank AB Class A (Banks)	752,722
22,600	Swedish Match AB (Food, Beverage & Tobacco)	740,753

		22,175,084

Switzerland – 10.1%
542,009	ABB Ltd. (Registered) (Capital Goods)*	12,465,052
116,534	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	13,996,427
51,191	Ascom Holding AG (Registered) (Technology Hardware & Equipment)	749,165
2,221	Autoneum Holding AG (Automobiles & Components)*	380,025
48,071	Baloise Holding AG (Registered) (Insurance)	5,788,001
11,757	EMS-Chemie Holding AG (Registered) (Materials)	5,066,008
8,574	Georg Fischer AG (Registered) (Capital Goods)*	5,665,935
84	Lindt & Spruengli AG (Food, Beverage & Tobacco)	436,661
28	Lindt & Spruengli AG (Registered) (Food, Beverage & Tobacco)	1,744,858
25,113	Logitech International SA (Registered) (Technology Hardware & Equipment)	368,329

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
80,145	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 8,887,572
10,136	Nestle SA (Registered) (Food, Beverage & Tobacco)	750,470
82,528	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	23,903,304
97,483	Swiss Re AG (Insurance)*	8,286,789
6,126	Swisscom AG (Registered) (Telecommunication Services)	3,401,158

		91,889,754

United Kingdom – 16.1%
98,055	African Barrick Gold PLC (Materials)	432,803
408,998	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	5,822,689
106,053	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	7,743,619
67,211	Berendsen PLC (Commercial & Professional Services)	1,185,403
437,917	BHP Billiton PLC (Materials)	14,938,237
16,961	BP PLC (Energy)	138,126
423,749	BP PLC ADR (Energy)(b)	20,750,989
315,082	British American Tobacco PLC (Food, Beverage & Tobacco)	18,458,267
509,414	BT Group PLC (Telecommunication Services)	3,335,084
2,587,873	HSBC Holdings PLC (Banks)	27,744,395
142,912	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	6,187,228
354,494	Mondi PLC (Materials)	6,208,598
88,408	Reckitt Benckiser Group PLC (Household & Personal Products)	7,804,435
64,601	SABMiller PLC (Food, Beverage & Tobacco)	3,517,630
11,084	Severn Trent PLC (Utilities)	361,592
120,783	Standard Chartered PLC (Banks)	2,504,770
854,925	TUI Travel PLC (Consumer Services)	5,218,661
100,609	Unilever PLC (Food, Beverage & Tobacco)	4,346,967
139,861	Vodafone Group PLC (Telecommunication Services)	465,750
248,758	Vodafone Group PLC ADR (Telecommunication Services)(b)	8,263,741
53,999	WH Smith PLC (Retailing)	1,027,631

		146,456,615

TOTAL COMMON STOCKS		$880,624,679

Shares	Description	Value
Preferred Stock – 0.6%
Germany – 0.6%
48,613	Henkel AG & Co. KGaA (Household & Personal Products)	$ 5,405,777

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$886,030,456

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 1.1%
Goldman Sachs Financial Square Money Market Fund — FST Shares
10,413,953	0.053%	$ 10,413,953

TOTAL INVESTMENTS – 98.5%		$896,444,409

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		13,646,954

NET ASSETS – 100.0%		$910,091,363

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2014.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	172	September 2014	$7,183,575	$(358,454)
FTSE 100 Index	30	September 2014	3,384,619	(24,769)
Hang Seng Index	2	August 2014	319,559	6,961
MSCI Singapore Index	3	August 2014	183,872	1,284
SPI 200 Index	10	September 2014	1,294,050	53,698
TSE TOPIX Index	26	September 2014	3,266,903	143,671

TOTAL				$(177,609)

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$864,005,561

Gross unrealized gain	66,545,144
Gross unrealized loss	(34,106,296)

Net unrealized security gain	$32,438,848

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 96.4%
Australia – 8.1%
415,532	Amcom Telecommunications Ltd. (Telecommunication Services)	$ 786,797
4,035,517	Arrium Ltd. (Materials)	3,032,237
1,575,964	Australand Property Group (REIT)	6,543,187
1,127,759	AWE Ltd. (Energy)*	1,886,696
464,777	BC Iron Ltd. (Materials)	1,446,595
2,912,463	Beach Energy Ltd. (Energy)	4,530,779
65,439	BT Investment Management Ltd. (Diversified Financials)	404,790
1,070,335	Challenger Ltd. (Diversified Financials)	7,926,333
392,397	Charter Hall Group (REIT)	1,570,169
1,808,418	CSR Ltd. (Materials)	6,289,411
149,619	David Jones Ltd. (Retailing)(a)	554,773
509,621	Downer EDI Ltd. (Commercial & Professional Services)	2,273,062
849,747	Drillsearch Energy Ltd. (Energy)*(a)	1,287,012
118,972	DuluxGroup Ltd. (Materials)	603,983
3,480,174	Envestra Ltd. (Utilities)	4,184,212
660,290	G8 Education Ltd. (Consumer Services)	3,014,346
33,844	Greencross Ltd. (Health Care Equipment & Services)	325,138
36,147	GUD Holdings Ltd. (Consumer Durables & Apparel)	249,197
141,941	Hills Ltd. (Capital Goods)	239,346
677,554	iiNET Ltd. (Telecommunication Services)	4,742,722
291,115	Independence Group NL (Materials)	1,292,776
1,838,233	Investa Office Fund (REIT)	6,051,032
256,335	IOOF Holdings Ltd. (Diversified Financials)(a)	2,057,976
297,704	M2 Group Ltd. (Telecommunication Services)(a)	1,671,198
105,362	McMillan Shakespeare Ltd. (Commercial & Professional Services)	920,394
3,682,702	Mount Gibson Iron Ltd. (Materials)	2,465,679
670,848	Navitas Ltd. (Consumer Services)	3,054,218
904,527	Northern Star Resources Ltd. (Materials)	1,431,121
429,301	NRW Holdings Ltd. (Capital Goods)	425,196
154,753	PanAust Ltd. (Materials)	320,686
203,021	RCR Tomlinson Ltd. (Capital Goods)	550,424
207,925	Sandfire Resources NL (Materials)*	1,228,405
46,010	Sirius Resources NL (Materials)*	164,803
1,180,704	Spark Infrastructure Group (Utilities)	2,057,385
460,123	Transpacific Industries Group Ltd. (Commercial & Professional Services)*	457,684

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
47,794	Village Roadshow Ltd. (Media)	$ 344,155

		76,383,917

Austria – 1.5%
202,212	ams AG (Semiconductors & Semiconductor Equipment)	7,210,614
12,319	BUWOG AG (Real Estate)*	238,364
127,614	CA Immobilien Anlagen AG (Real Estate)*	2,548,975
46,034	CAT Oil AG (Energy)	879,874
14,931	Flughafen Wien AG (Transportation)	1,400,717
30,077	Oesterreichische Post AG (Transportation)	1,411,424
3,004	Schoeller-Bleckmann Oilfield Equipment AG (Energy)	357,601

		14,047,569

Belgium – 0.6%
8,102	Befimmo SA (REIT)	634,340
20,378	bpost SA (Transportation)	512,180
16,636	Compagnie Maritime Belge SA (Transportation)	389,406
25,691	Euronav NV (Energy)*	310,753
69,390	Exmar NV (Energy)	1,071,050
28,120	Kinepolis Group NV (Media)	1,091,470
35,444	Melexis NV (Semiconductors & Semiconductor Equipment)	1,640,737
58,435	Nyrstar NV (Materials)*(a)	241,258

		5,891,194

Bermuda – 0.6%
332,304	Archer Ltd. (Energy)*	513,107
410,428	Catlin Group Ltd. (Insurance)	3,482,314
139,272	Hiscox Ltd. (Insurance)	1,585,972

		5,581,393

Canada – 0.0%
52,117	Entertainment One Ltd. (Media)	300,395

China – 0.5%
7,781,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	4,378,363

Denmark – 0.7%
1,469	ALK-Abello A/S (Pharmaceuticals, Biotechnology & Life Sciences)	210,995
108,514	Bakkafrost P/F (Food, Beverage & Tobacco)	2,115,987
9,562	Bang & Olufsen A/S (Consumer Durables & Apparel)*	117,201
104,501	GN Store Nord A/S (Health Care Equipment & Services)	2,671,162
20,172	Schouw & Co. A/S (Food, Beverage & Tobacco)	932,761
19,610	Sydbank A/S (Banks)*	536,787

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
23,991	Zealand Pharma A/S (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	$ 310,121

		6,895,014

Finland – 0.3%
33,910	Citycon OYJ (Real Estate)	124,523
50,737	Cramo OYJ (Capital Goods)	1,029,900
79,987	Ramirent OYJ (Capital Goods)	760,802
10,521	Rautaruukki OYJ (Materials)*	155,054
128,444	Sponda OYJ (Real Estate)	659,896

		2,730,175

France – 4.0%
32,526	ABC Arbitrage (Diversified Financials)(a)	203,832
260,970	Air France-KLM (Transportation)*(a)	2,820,194
35,278	Altamir (Diversified Financials)	547,972
39,576	Assystem (Commercial & Professional Services)	1,135,812
21,396	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,628,484
14,182	Bourbon SA (Energy)	408,190
20,806	Cegid Group (Software & Services)	839,709
85,174	Etablissements Maurel et Prom (Energy)*(a)	1,294,851
12,699	Euler Hermes Group (Insurance)	1,481,989
11,445	Innate Pharma SA (Pharmaceuticals, Biotechnology & Life Sciences)*	113,584
63,628	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,827,762
14,816	Korian-Medica (Health Care Equipment & Services)	536,655
111,520	Mercialys SA (REIT)	2,646,889
40,858	Montupet SA (Automobiles & Components)	2,544,057
75,473	MPI (Energy)	426,523
67,480	Neopost SA (Technology Hardware & Equipment)(a)	4,737,963
37,601	Orpea (Health Care Equipment & Services)(a)	2,461,317
146,574	Plastic Omnium SA (Automobiles & Components)	3,882,491
4,800	Rallye SA (Food & Staples Retailing)	240,840
12,246	Rubis SCA (Utilities)	735,273
49,915	Saft Groupe SA (Capital Goods)	1,838,986
2,186	SEB SA (Consumer Durables & Apparel)	177,203
8,712	Societe de la Tour Eiffel (REIT)	676,617

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
328,420	Technicolor SA (Registered) (Media)*	$ 2,375,739
16,279	Valneva SE (Pharmaceuticals, Biotechnology & Life Sciences)*	110,825
16,246	Vicat (Materials)	1,292,992

		37,986,749

Georgia – 0.3%
73,765	Bank of Georgia Holdings PLC (Banks)	3,023,611

Germany – 7.9%
43,697	alstria office REIT-AG (REIT)*	578,571
45,726	Aurelius AG (Diversified Financials)	1,610,671
227,696	Balda AG (Health Care Equipment & Services)(a)	887,858
1,974	Bertrandt AG (Commercial & Professional Services)	246,528
305,824	Borussia Dortmund GmbH & Co. KGaA (Media)	2,007,026
37,608	CENTROTEC Sustainable AG (Capital Goods)	803,960
5,748	Cewe Stiftung & Co. KGAA (Commercial & Professional Services)	387,944
20,757	Comdirect Bank AG (Banks)	215,270
12,516	CTS Eventim AG & Co. KGaA (Media)	366,206
23,034	Deutsche Beteiligungs AG (Diversified Financials)	675,662
94,797	Deutsche Euroshop AG (Real Estate)	4,474,462
158,269	Deutz AG (Capital Goods)	1,116,302
199,081	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	6,054,632
71,101	Duerr AG (Capital Goods)	5,416,157
73,046	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,042,349
50,943	Grammer AG (Automobiles & Components)	2,491,619
13,021	Hamborner REIT AG (REIT)	137,202
21,807	Homag Group AG (Capital Goods)	776,910
82,972	Leoni AG (Automobiles & Components)	5,670,287
115,752	LPKF Laser & Electronics AG (Technology Hardware & Equipment)(a)	2,050,071
40,024	MorphoSys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	3,829,620
2,694	Nemetschek AG (Software & Services)	271,211
150,182	Nordex SE (Capital Goods)*	2,730,466

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
4,720	Norma Group SE (Capital Goods)	$ 232,546
5,749	R Stahl AG (Capital Goods)(a)	307,928
187,668	Rhoen Klinikum AG (Health Care Equipment & Services)	5,819,896
157,828	SAF-Holland SA (Automobiles & Components)	2,175,867
46,852	Sixt SE (Transportation)(a)	1,642,702
104,212	Symrise AG (Materials)	5,456,814
50,780	Takkt AG (Retailing)	848,777
449,230	TUI AG (Consumer Services)	6,340,524
36,979	Wacker Chemie AG (Materials)	4,280,436
15,929	Wacker Neuson SE (Capital Goods)	349,282

		75,295,756

Hong Kong – 1.8%
616,000	Brightoil Petroleum Holdings Ltd. (Energy)*	187,332
148,000	Chow Sang Sang Holdings International Ltd. (Retailing)	383,210
386,400	Dah Sing Financial Holdings Ltd. (Banks)	2,192,673
472,451	Dickson Concepts International Ltd. (Retailing)	267,939
890,000	Emperor Entertainment Hotel Ltd. (Consumer Services)	309,921
1,418,000	Emperor International Holdings Ltd. (Real Estate)	363,204
628,900	Esprit Holdings Ltd. (Retailing)	984,038
154,240	Great Eagle Holdings Ltd. (Real Estate)	556,989
102,500	Hopewell Holdings Ltd. (Capital Goods)	356,014
662,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	284,445
1,818,000	Newocean Energy Holdings Ltd. (Energy)(a)	1,240,330
326,000	Prosperity REIT (REIT)	110,215
210,000	Regal Hotels International Holdings Ltd. (Consumer Services)	124,932
1,453,000	Samson Holding Ltd. (Consumer Durables & Apparel)	185,524
3,506,000	Shun Tak Holdings Ltd. (Capital Goods)*	1,788,781
109,138	SOCAM Development Ltd. (Capital Goods)*	104,490
607,000	Sunlight Real Estate Investment Trust (REIT)	259,448
1,832,000	The United Laboratories International Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,215,915
100,000	Tian An China Investments Co. Ltd. (Real Estate)	74,676

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
3,804,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)	$ 2,288,530
657,600	VST Holdings Ltd. (Technology Hardware & Equipment)	168,089
185,500	VTech Holdings Ltd. (Technology Hardware & Equipment)	2,295,398
1,954,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	1,142,876

		16,884,969

India – 0.7%
363,788	Vedanta Resources PLC (Materials)(a)	6,417,875

Ireland – 0.8%
283,636	Beazley PLC (Insurance)	1,164,895
10,332	DCC PLC (Capital Goods)	589,485
147,113	Grafton Group PLC (Capital Goods)	1,425,712
1,006,620	Henderson Group PLC (Diversified Financials)	4,114,919
129,410	Irish Continental Group PLC (Transportation)(a)	459,209

		7,754,220

Israel – 0.0%
22,036	Gazit-Globe Ltd. (Real Estate)	294,526

Italy – 5.0%
4,326,144	A2A SpA (Utilities)(a)	4,936,607
53,875	ACEA SpA (Utilities)	784,562
179,826	Ascopiave SpA (Utilities)	468,830
134,855	ASTM SpA (Transportation)	2,063,523
90,355	Banca IFIS SpA (Diversified Financials)	1,657,591
5,704,481	Banca Popolare di Milano Scarl (Banks)*	4,971,008
1,558,796	Beni Stabili SpA (REIT)	1,265,607
45,855	Brembo SpA (Automobiles & Components)	1,687,331
33,679	Cairo Communication SpA (Media)	244,195
273,322	Cementir Holding SpA (Materials)	2,130,752
8,572	Cosmo Pharmaceuticals SpA (Pharmaceuticals, Biotechnology & Life Sciences)	1,738,032
187,748	Credito Emiliano SpA (Banks)	1,575,547
24,333	De’Longhi (Consumer Durables & Apparel)	516,618
203,805	ERG SpA (Energy)	3,023,788
166,891	Falck Renewables SpA (Utilities)	286,345
2,121,198	Hera SpA (Utilities)(a)	5,737,588
159,079	Immobiliare Grande Distribuzione (REIT)	231,938
231,986	Indesit Co. SpA (Consumer Durables & Apparel)*	3,355,620

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
33,189	Industria Macchine Automatiche SpA (Capital Goods)	$ 1,322,839
1,909,121	Iren SpA (Utilities)	2,690,239
9,584	Italmobiliare SpA (Materials)	238,961
322,729	Maire Tecnimont SpA (Capital Goods)*(a)	848,598
208,384	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	3,439,519
8,155	Reply SpA (Software & Services)	608,174
41,252	Societa Cattolica di Assicurazioni SCRL (Insurance)	878,766
39,756	Societa Iniziative Autostradali e Servizi SpA (Transportation)	472,967
86,036	Sogefi SpA (Automobiles & Components)*	344,727

		47,520,272

Japan – 28.8%
118	Advance Residence Investment Corp. (REIT)	280,981
36,400	Ai Holdings Corp. (Technology Hardware & Equipment)	673,340
47,900	Aisan Industry Co. Ltd. (Automobiles & Components)	393,441
191,500	Alpine Electronics, Inc. (Consumer Durables & Apparel)	3,016,695
10,100	Ariake Japan Co. Ltd. (Food, Beverage & Tobacco)	255,951
35,900	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	525,380
189,200	Ashikaga Holdings Co. Ltd. (Banks)	775,273
343,500	Avex Group Holdings, Inc. (Media)	5,865,376
10,600	C. Uyemura & Co. Ltd. (Materials)(a)	582,219
323,000	Calsonic Kansei Corp. (Automobiles & Components)	2,124,350
8,800	Canon Marketing Japan, Inc. (Retailing)	179,296
105,800	Capcom Co. Ltd. (Software & Services)	1,932,448
11,500	Century Tokyo Leasing Corp. (Diversified Financials)	369,265
50,900	Chiyoda Integre Co. Ltd. (Capital Goods)	743,866
27,000	Chugoku Marine Paints Ltd. (Materials)	204,384
157,500	CKD Corp. (Capital Goods)	1,406,052
89,000	Clarion Co. Ltd. (Consumer Durables & Apparel)*(a)	354,484
18,600	Cleanup Corp. (Consumer Durables & Apparel)	170,586
94,500	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	1,574,963

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
4,900	Cocokara fine, Inc. (Food & Staples Retailing)	$ 134,020
114,100	COMSYS Holdings Corp. (Capital Goods)	2,111,910
31,800	CROOZ, Inc. (Software & Services)	1,147,072
28,000	CyberAgent, Inc. (Media)	938,596
41,000	Daido Metal Co. Ltd. (Automobiles & Components)	558,474
197,000	Daihen Corp. (Capital Goods)	862,305
78,700	Daiichikosho Co. Ltd. (Media)	2,334,539
114,000	Dainippon Screen Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	525,403
31,000	Daiwa Industries Ltd. (Capital Goods)	215,768
343	Daiwa Office Investment Corp. (REIT)(a)	1,725,083
1,665,000	DIC Corp. (Materials)	3,814,519
6,500	Doshisha Co. Ltd. (Retailing)	119,705
77,400	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	1,300,661
445,000	Dowa Holdings Co. Ltd. (Materials)	4,140,714
5,300	Dr. Ci:Labo Co. Ltd. (Household & Personal Products)	186,333
107,200	Eagle Industry Co. Ltd. (Automobiles & Components)	1,958,662
214,300	EDION Corp. (Retailing)	1,416,859
57,200	Eizo Corp. (Technology Hardware & Equipment)	1,451,354
92,800	Eneres Co. Ltd. (Utilities)*	1,493,516
54,000	en-japan, Inc. (Commercial & Professional Services)	1,186,996
28,000	Exedy Corp. (Automobiles & Components)	826,637
128,100	Fancl Corp. (Household & Personal Products)	1,568,846
62,200	Financial Products Group Co. Ltd. (Diversified Financials)	568,615
123,300	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	1,627,742
76	Frontier Real Estate Investment Corp. (REIT)	417,953
205,800	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	1,770,258
238,500	Fuji Oil Co. Ltd. (Food, Beverage & Tobacco)	3,810,713
38,300	Fuji Soft, Inc. (Software & Services)	853,313
383,000	Fujitsu General Ltd. (Consumer Durables & Apparel)	5,286,826
22,400	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	232,035
9,700	Fuyo General Lease Co. Ltd. (Diversified Financials)	389,536

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
852	Global One Real Estate Investment Corp. (REIT)	$ 2,534,609
85,200	G-Tekt Corp. (Automobiles & Components)	906,878
42,000	Gunze Ltd. (Consumer Durables & Apparel)	114,626
433	Hankyu REIT, Inc. (REIT)	2,366,455
224,800	Hitachi Capital Corp. (Diversified Financials)	5,991,360
184,500	Hitachi Transport System Ltd. (Transportation)	2,791,720
23,500	Hokkaido Electric Power Co., Inc. (Utilities)*	203,588
39,600	Horiba Ltd. (Technology Hardware & Equipment)	1,381,356
38,500	House Foods Group, Inc. (Food, Beverage & Tobacco)	694,134
17,100	IBJ Leasing Co. Ltd. (Diversified Financials)	456,646
365	Ichigo Real Estate Investment Corp. (REIT)	251,661
32,300	Ikyu Corp. (Retailing)	424,004
28,700	Inabata & Co. Ltd. (Capital Goods)	270,662
81	Industrial & Infrastructure Fund Investment Corp. (REIT)	709,489
14,700	Iriso Electronics Co. Ltd. (Technology Hardware & Equipment)	909,182
192,200	IT Holdings Corp. (Software & Services)	3,508,522
28,200	Iwai Cosmo Holdings, Inc. (Diversified Financials)	282,588
127,000	Jaccs Co. Ltd. (Diversified Financials)	624,770
152,200	Jafco Co. Ltd. (Diversified Financials)	5,875,394
107,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	2,201,742
19,300	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	346,384
41,900	Japan Petroleum Exploration Co. (Energy)	1,584,717
2,870	Japan Rental Housing Investments, Inc. (REIT)	2,107,408
145,000	Japan Vilene Co. Ltd. (Consumer Durables & Apparel)	808,162
419,600	JVC Kenwood Corp. (Consumer Durables & Apparel)*	954,608
13,100	Kanematsu Electronics Ltd. (Technology Hardware & Equipment)	181,290
38,600	Kasumi Co. Ltd. (Food & Staples Retailing)	299,593
4,700	Kato Sangyo Co. Ltd. (Food & Staples Retailing)	104,482
222,000	Kato Works Co. Ltd. (Capital Goods)	1,576,956

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
93,900	Keihin Corp. (Automobiles & Components)	$ 1,440,029
165,900	Kewpie Corp. (Food, Beverage & Tobacco)	2,985,376
57,000	Kinden Corp. (Capital Goods)	637,091
137,000	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,259,537
36,700	Kitz Corp. (Capital Goods)	211,689
183,900	Koei Tecmo Holdings Co. Ltd. (Software & Services)	2,694,604
85,700	Komori Corp. (Capital Goods)	1,034,787
9,500	Kose Corp. (Household & Personal Products)	395,150
21,000	K’s Holdings Corp. (Retailing)	600,376
210,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	372,613
144,000	Kuroda Electric Co. Ltd. (Capital Goods)	2,383,485
446,000	KYB Co. Ltd. (Automobiles & Components)	2,024,341
95,400	Kyokuto Securities Co. Ltd. (Diversified Financials)(a)	1,626,597
41,500	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	855,088
37,000	Kyoritsu Maintenance Co. Ltd. (Consumer Services)(a)	1,658,735
74,800	Kyowa Exeo Corp. (Capital Goods)	1,036,326
25,400	Macnica, Inc. (Technology Hardware & Equipment)	833,810
228,000	Maeda Road Construction Co. Ltd. (Capital Goods)	3,968,351
36,000	Makino Milling Machine Co. Ltd. (Capital Goods)	291,520
65,900	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	2,164,017
78,400	Megmilk Snow Brand Co. Ltd. (Food, Beverage & Tobacco)	1,015,506
39,000	Melco Holdings, Inc. (Technology Hardware & Equipment)	841,653
452,000	Minebea Co. Ltd. (Capital Goods)	5,377,564
87,100	Mirait Holdings Corp. (Capital Goods)	866,129
114,400	MISUMI Group, Inc. (Capital Goods)	3,645,892
200,000	Mito Securities Co. Ltd. (Diversified Financials)	730,191
84,500	Mitsui High-Tec, Inc. (Semiconductors & Semiconductor Equipment)	569,673
406,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	1,205,320
73,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	279,534

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
169,800	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	$ 1,263,535
37,000	Mizuno Corp. (Consumer Durables & Apparel)	221,844
456,000	Morinaga Milk Industry Co. Ltd. (Food, Beverage & Tobacco)	1,634,764
97,600	Musashi Seimitsu Industry Co. Ltd. (Automobiles & Components)	2,384,569
50,000	Nachi-Fujikoshi Corp. (Capital Goods)	351,842
8,200	Nagase & Co. Ltd. (Capital Goods)	100,713
6,500	NEC Capital Solutions Ltd. (Capital Goods)	134,145
84,400	NEC Networks & System Integration Corp. (Software & Services)	2,067,306
145,000	Nichicon Corp. (Technology Hardware & Equipment)	1,130,125
56,400	Nifco, Inc. (Automobiles & Components)	1,854,341
13,300	NIFTY Corp. (Software & Services)	207,230
21,700	Nihon Kohden Corp. (Health Care Equipment & Services)	1,066,213
38,200	Nihon M&A Center, Inc. (Commercial & Professional Services)	1,069,850
28,700	Nihon Nohyaku Co. Ltd. (Materials)	309,084
237,000	Nippo Corp. (Capital Goods)	4,145,851
213	Nippon Accommodations Fund, Inc. (REIT)	812,067
447,000	Nippon Chemi-Con Corp. (Technology Hardware & Equipment)*	1,161,240
176,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	890,113
58,000	Nippon Koei Co. Ltd. (Capital Goods)	307,730
12,000	Nippon Seiki Co. Ltd. (Automobiles & Components)	235,789
11,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	314,090
975,200	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)*	2,808,835
139,000	Nippon Thompson Co. Ltd. (Capital Goods)	664,822
74,100	Nipro Corp. (Health Care Equipment & Services)(a)	634,146
40,000	Nisshinbo Holdings, Inc. (Capital Goods)	403,734
285,000	Nissin Electric Co. Ltd. (Capital Goods)	1,652,633
15,700	Nissin Kogyo Co. Ltd. (Automobiles & Components)	282,484

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
12,200	Nitto Kogyo Corp. (Capital Goods)	$ 255,129
5,300	Nitto Kohki Co. Ltd. (Capital Goods)	106,385
45,000	NOF Corp. (Materials)	313,744
224	Nomura Real Estate Master Fund, Inc. (REIT)	270,850
528	Nomura Real Estate Office Fund, Inc. (REIT)	2,496,661
241	Nomura Real Estate Residential Fund, Inc. (REIT)	1,279,922
29,800	Noritz Corp. (Capital Goods)	585,536
407,000	NS United Kaiun Kaisha Ltd. (Transportation)	936,088
1,449,000	NTN Corp. (Capital Goods)	6,983,324
6,900	OSG Corp. (Capital Goods)	119,556
791,000	Pacific Metals Co. Ltd. (Materials)*	3,891,110
55,200	Paltac Corp. (Retailing)	735,413
132,800	Pioneer Corp. (Consumer Durables & Apparel)*	355,331
52,700	Pocket Card Co. Ltd. (Diversified Financials)	380,462
48,000	Pola Orbis Holdings, Inc. (Household & Personal Products)	1,993,112
323	Premier Investment Corp. (REIT)	1,308,750
49,700	Resorttrust, Inc. (Consumer Services)	1,026,472
34,900	Riso Kagaku Corp. (Technology Hardware & Equipment)	1,019,604
379,300	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,869,843
32,400	Roland DG Corp. (Technology Hardware & Equipment)	1,219,662
119,000	Ryobi Ltd. (Capital Goods)	387,100
22,900	Ryohin Keikaku Co. Ltd. (Retailing)	2,763,815
49,800	Sakata Seed Corp. (Food, Beverage & Tobacco)	673,959
16,100	San-A Co. Ltd. (Food & Staples Retailing)	522,440
191,000	Sankyu, Inc. (Transportation)	930,032
315,000	Sanwa Holdings Corp. (Capital Goods)	2,220,398
339,000	Sanyo Special Steel Co. Ltd. (Materials)	1,523,131
708,000	Sapporo Holdings Ltd. (Food, Beverage & Tobacco)	3,041,201
11,600	Sato Holdings Corp. (Commercial & Professional Services)	297,667
75,700	Seikagaku Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	905,995
20,000	Seino Holdings Co. Ltd. (Transportation)	215,024

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,858	Sekisui House SI Residential Investment Corp. (REIT)	$ 2,923,727
10,000	Sekisui Jushi Corp. (Capital Goods)	136,292
430,000	Senko Co. Ltd. (Transportation)(a)	2,209,330
9,600	Shimachu Co. Ltd. (Retailing)	222,582
283,000	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,615,206
188,700	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,677,563
14,500	SHO-BOND Holdings Co. Ltd. (Capital Goods)	614,180
26,400	Showa Corp. (Automobiles & Components)	294,082
2,413,000	Showa Denko KK (Materials)	3,510,161
212,800	Skymark Airlines, Inc. (Transportation)	428,845
240,000	SMK Corp. (Technology Hardware & Equipment)	1,014,257
100,300	Sohgo Security Services Co. Ltd. (Commercial & Professional Services)	2,278,517
2,589,500	Sojitz Corp. (Capital Goods)	4,404,548
6,900	Sosei Group Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	288,671
13,600	St. Marc Holdings Co. Ltd. (Consumer Services)	741,773
31,700	Star Micronics Co. Ltd. (Capital Goods)	435,993
34,200	Sumitomo Densetsu Co. Ltd. (Capital Goods)	402,854
194,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	697,402
65,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	441,608
91,700	Taikisha Ltd. (Capital Goods)	2,129,276
15,500	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	165,310
20,900	Tamron Co. Ltd. (Consumer Durables & Apparel)	468,514
179,000	The 77 Bank Ltd. (Banks)	931,992
29,000	The Hokkoku Bank Ltd. (Banks)	97,562
8,100	The Musashino Bank Ltd. (Banks)	276,072
107,000	The Nippon Road Co. Ltd. (Capital Goods)	600,155
73,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	245,768
9,500	The Okinawa Electric Power Co., Inc. (Utilities)	304,624
30,000	The Shiga Bank Ltd. (Banks)	177,657
15,100	Tocalo Co. Ltd. (Capital Goods)	257,930
56,000	Toei Co. Ltd. (Media)	296,091

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
40,000	Toho Zinc Co. Ltd. (Materials)	$ 188,979
19,900	Tohokushinsha Film Corp. (Media)	151,053
54,200	Tokai Rubber Industries Ltd. (Automobiles & Components)	535,526
68,000	Toko, Inc. (Technology Hardware & Equipment)(a)	191,604
103,000	Tokuyama Corp. (Materials)	352,740
108,700	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,927,726
231	Top REIT, Inc. (REIT)	1,015,617
19,100	Topre Corp. (Automobiles & Components)	270,177
5,200	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	155,224
45,600	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,742,761
115,000	Toyo Engineering Corp. (Capital Goods)	506,319
8,700	TPR Co. Ltd. (Automobiles & Components)	203,700
293,000	Ube Industries Ltd. (Materials)	505,557
31,500	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)*	626,905
54,600	Unipres Corp. (Automobiles & Components)	1,179,644
24,030	Usen Corp. (Media)*	94,637
50,100	Ushio, Inc. (Capital Goods)	597,947
50,600	Valor Co. Ltd. (Food & Staples Retailing)	824,600
86,600	Wacom Co. Ltd. (Technology Hardware & Equipment)(a)	397,045
166,000	Wakita & Co. Ltd. (Capital Goods)	1,943,716
31,300	Xebio Co. Ltd. (Retailing)	559,395
183,500	Yokogawa Bridge Holdings Corp. (Capital Goods)	2,753,676
51,300	Yokohama Reito Co. Ltd. (Food & Staples Retailing)(a)	431,979
28,600	ZERIA Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	701,007

		272,754,170

Jersey – 0.3%
1,969,197	Centamin PLC (Materials)*	2,395,790
151,669	Highland Gold Mining Ltd. (Materials)	179,884
163,339	Petra Diamonds Ltd. (Materials)*	550,979

		3,126,653

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Luxembourg – 0.3%
42,514	APERAM (Materials)*	$ 1,430,741
425	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	126,717
45,888	GAGFAH SA (Real Estate)*	804,275

		2,361,733

Netherlands – 3.1%
37,790	Aalberts Industries NV (Capital Goods)	1,153,023
165,198	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	2,756,096
156,505	BinckBank NV (Diversified Financials)	1,772,367
24,795	Brunel International NV (Commercial & Professional Services)	649,500
6,575	Corbion NV (Food, Beverage & Tobacco)	125,140
25,393	Eurocommercial Properties NV CVA (Real Estate)	1,268,698
84,239	Nutreco NV (Food, Beverage & Tobacco)(a)	3,598,613
1,397,200	PostNL NV (Transportation)*	6,972,931
349,050	SNS REAAL NV (Diversified Financials)*(a)	—
575,531	TomTom NV (Consumer Durables & Apparel)*	4,183,787
16,016	Vastned Retail NV (REIT)	816,314
69,580	Wereldhave NV (REIT)	6,193,164

		29,489,633

New Zealand – 0.7%
2,868,023	Air New Zealand Ltd. (Transportation)	4,807,539
83,573	Infratil Ltd. (Utilities)	176,514
256,644	New Zealand Oil & Gas Ltd. (Energy)	175,505
120,587	SKY Network Television Ltd. (Media)	688,908
190,667	Summerset Group Holdings Ltd. (Health Care Equipment & Services)(a)	504,344

		6,352,810

Norway – 1.2%
28,906	Austevoll Seafood ASA (Food, Beverage & Tobacco)	194,504
98,920	Borregaard ASA (Materials)	665,157
19,488	BW LPG Ltd. (Energy)(b)	250,730
38,869	Cermaq ASA (Food, Beverage & Tobacco)	490,526
1,340,453	DNO ASA (Energy)*	4,489,780
35,444	Leroey Seafood Group ASA (Food, Beverage & Tobacco)	1,284,702
40,662	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment)*(a)	218,754
43,383	Salmar ASA (Food, Beverage & Tobacco)	849,650

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
106,419	SpareBanken 1 SMN (Banks)	$ 901,876
53,875	TGS Nopec Geophysical Co. ASA (Energy)	1,527,984

		10,873,663

Portugal – 0.2%
255,253	Portucel SA (Materials)	1,172,362
173,167	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	610,306

		1,782,668

Singapore – 1.0%
55,280	Cape PLC (Commercial & Professional Services)	264,396
158,000	Chip Eng Seng Corp. Ltd. (Capital Goods)	104,982
101,000	CWT Ltd. (Transportation)	136,577
3,752,000	Ezra Holdings Ltd. (Energy)	3,516,597
216,000	Ho Bee Land Ltd. (Real Estate)	388,280
785,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)	607,542
175,000	Mapletree Industrial Trust (REIT)	196,689
2,451,000	Mapletree Logistics Trust (REIT)	2,304,604
303,000	Midas Holdings Ltd. (Materials)	105,374
23,312	REC Solar ASA (Semiconductors & Semiconductor Equipment)*	309,223
254,000	Stamford Land Corp. Ltd. (Consumer Services)*	131,344
148,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	960,855
561,000	Wing Tai Holdings Ltd. (Real Estate)	885,274

		9,911,737

Spain – 2.4%
346,797	Abengoa SA (Capital Goods)(a)	1,998,739
102,560	Abengoa SA Class B (Capital Goods)	545,255
49,892	Acciona SA (Utilities)*	4,091,389
74,120	Bolsas y Mercados Espanoles SA (Diversified Financials)	3,367,496
61,244	Ence Energia y Celulosa SA (Materials)	130,400
43,295	Faes Farma SA (Pharmaceuticals, Biotechnology & Life Sciences)	120,236
208,577	Gamesa Corp. Tecnologica SA (Capital Goods)*	2,611,850
971,700	Inmobiliaria Colonial SA (Real Estate)*	741,680
30,191	Let’s GOWEX SA (Telecommunication Services)*(a)	—
846,345	Liberbank SA (Banks)*	723,772
369,399	NH Hotel Group SA (Consumer Services)*(a)	1,997,341

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
30,425	Papeles y Cartones de Europa SA (Materials)	$ 174,102
91,412	Realia Business SA (Real Estate)*(a)	143,617
998,842	Sacyr SA (Capital Goods)*	5,630,650

		22,276,527

Sweden – 4.7%
20,291	B&B Tools AB Class B (Capital Goods)	471,949
44,906	Betsson AB (Consumer Services)*	1,557,831
86,571	Bilia AB Class A (Retailing)	2,347,591
25,966	BioGaia AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)(a)	688,843
120,680	Castellum AB (Real Estate)	2,024,937
205,382	Fabege AB (Real Estate)	2,809,616
121,178	Fastighets AB Balder Class B (Real Estate)*	1,538,243
89,226	Haldex AB (Capital Goods)	1,173,163
14,994	Hexpol AB (Materials)	1,259,599
14,788	Hufvudstaden AB Class A (Real Estate)	202,684
45,778	Industrial & Financial Systems AB Class B (Software & Services)	1,499,787
69,296	Intrum Justitia AB (Commercial & Professional Services)	2,120,476
183,321	JM AB (Consumer Durables & Apparel)	5,800,385
116,139	Klovern AB (Real Estate)	577,806
34,214	Kungsleden AB (Real Estate)	240,087
5,783	Loomis AB Class B (Commercial & Professional Services)	171,847
437,047	Meda AB Class A (Pharmaceuticals, Biotechnology & Life Sciences)	7,046,597
187,701	NCC AB Class B (Capital Goods)	5,865,111
23,182	Net Entertainment NE AB Class B (Software & Services)*	576,979
171,609	Nobia AB (Consumer Durables & Apparel)(a)	1,312,281
85,789	Nolato AB Class B (Capital Goods)	2,097,390
18,457	Orexo AB (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	374,648
21,428	Peab AB (Capital Goods)	151,046
486,021	SAS AB (Transportation)*(a)	889,958
25,799	Wallenstam AB Class B (Real Estate)	427,321
56,967	Wihlborgs Fastigheter AB (Real Estate)	1,060,027

		44,286,202

Shares	Description	Value
Common Stocks – (continued)
Switzerland – 5.2%
61,909	Ascom Holding AG (Registered) (Technology Hardware & Equipment)	$ 906,019
11,790	Autoneum Holding AG (Automobiles & Components)*	2,017,334
1,169	Banque Cantonale Vaudoise (Registered) (Banks)	622,547
10,562	Bossard Holding AG (Registered) (Capital Goods)*	1,229,056
3,209	Cembra Money Bank AG (Diversified Financials)	183,226
347	Flughafen Zuerich AG (Registered) (Transportation)	215,970
821	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	802,705
3,782	Galenica AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,405,361
6,315	Georg Fischer AG (Registered) (Capital Goods)*	4,173,126
7,963	Helvetia Holding AG (Registered) (Insurance)	3,880,113
40,475	Implenia AG (Registered) (Capital Goods)*	2,382,477
7,673	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	2,463,381
428	Intershop Holdings AG (Real Estate)	166,255
484	Kaba Holding AG (Registered) Class B (Commercial & Professional Services)*	234,177
10,897	Komax Holding AG (Registered) (Capital Goods)*	1,677,140
65,947	Kudelski SA (Technology Hardware & Equipment)	1,119,334
1,710	Kuoni Reisen Holding AG (Registered) (Consumer Services)*	578,456
484,053	Logitech International SA (Registered) (Technology Hardware & Equipment)	7,099,539
1,415	Mobimo Holding AG (Registered) (Real Estate)*	287,328
45,456	Nobel Biocare Holding AG (Registered) (Health Care Equipment & Services)*	797,788
95,267	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	1,285,657
59,942	PSP Swiss Property AG (Registered) (Real Estate)*	5,299,279
119,581	Schmolz + Bickenbach AG (Registered) (Materials)*	180,711
6,198	Schweizerische National-Versicherungs-Gesellschaft (Registered) (Insurance)	552,108
4,103	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	716,679

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
7,229	Straumann Holding AG (Registered) (Health Care Equipment & Services)	$ 1,705,782
3,114	Tecan AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	352,877
31,960	U-Blox AG (Semiconductors & Semiconductor Equipment)*	4,136,294
24,923	Zehnder Group AG (Capital Goods)	987,123

		49,457,842

United Kingdom – 15.7%
64,295	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	431,483
57,439	Advanced Medical Solutions Group PLC (Health Care Equipment & Services)	107,196
1,496,601	Afren PLC (Energy)*	2,774,309
23,132	Alent PLC (Materials)	130,635
334,596	Amerisur Resources PLC (Energy)*	348,825
376,544	Amlin PLC (Insurance)	2,893,025
332,263	Ashmore Group PLC (Diversified Financials)(a)	1,975,347
148,927	Berendsen PLC (Commercial & Professional Services)	2,626,631
83,736	Betfair Group PLC (Consumer Services)	1,475,918
153,530	Big Yellow Group PLC (REIT)	1,299,912
138,134	Bodycote PLC (Capital Goods)	1,614,440
556,682	Cairn Energy PLC (Energy)*	1,651,975
149,209	Chesnara PLC (Insurance)	780,920
52,985	Clinigen Group PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	330,758
11,751	Close Brothers Group PLC (Diversified Financials)	251,125
75,043	Computacenter PLC (Software & Services)	768,620
68,740	Concentric AB (Capital Goods)	906,954
236,483	CSR PLC (Semiconductors & Semiconductor Equipment)	2,103,363
7,717	Daily Mail & General Trust PLC Class A (Media)	108,796
13,439	Dairy Crest Group PLC (Food, Beverage & Tobacco)	95,113
66,748	Dart Group PLC (Transportation)	235,523
202,883	Diploma PLC (Capital Goods)	2,192,175
1,107,636	DS Smith PLC (Materials)	4,884,447
538,206	Elementis PLC (Materials)	2,445,079
1,064,817	EnQuest PLC (Energy)*	2,432,329
261,621	Faroe Petroleum PLC (Energy)*	501,324
261,997	Fenner PLC (Capital Goods)	1,506,118
193,044	Galliford Try PLC (Capital Goods)	4,135,171

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
1,383,678	Globo PLC (Software & Services)*(a)	$ 1,127,151
59,906	Go-Ahead Group PLC (Transportation)	2,221,854
51,902	Grainger PLC (Real Estate)	187,983
19,060	Greggs PLC (Food & Staples Retailing)*	167,963
603,891	Halfords Group PLC (Retailing)	4,873,108
1,308,094	Hansteen Holdings PLC (REIT)	2,334,337
129,458	Hays PLC (Commercial & Professional Services)	265,418
235,851	Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	7,146,632
1,482,020	Home Retail Group PLC (Retailing)	4,139,620
76,283	Homeserve PLC (Commercial & Professional Services)	385,401
94,858	Hunting PLC (Energy)	1,388,487
490,426	IG Group Holdings PLC (Diversified Financials)	5,038,175
29,445	Inchcape PLC (Retailing)	318,049
642,574	Intermediate Capital Group PLC (Diversified Financials)	4,353,167
50,098	International Personal Finance PLC (Diversified Financials)	465,551
268,276	Interserve PLC (Capital Goods)	2,877,803
30,217	JD Wetherspoon PLC (Consumer Services)	379,299
450,119	John Wood Group PLC (Energy)	5,673,684
97,616	Kazakhmys PLC (Materials)*	535,287
127,353	Keller Group PLC (Capital Goods)	1,862,274
135,918	Laird PLC (Technology Hardware & Equipment)	660,318
354,177	Lancashire Holdings Ltd. (Insurance)	3,662,487
102,116	Londonmetric Property PLC (REIT)	243,087
145,804	Lookers PLC (Retailing)	326,779
2,485,373	Man Group PLC (Diversified Financials)	4,967,429
228,434	Micro Focus International PLC (Software & Services)	3,268,952
38,675	Mitchells & Butlers PLC (Consumer Services)*	243,493
22,787	Mitie Group PLC (Commercial & Professional Services)	116,997
285,281	Mondi PLC (Materials)	4,996,404
475,053	Moneysupermarket.com Group PLC (Software & Services)	1,486,566
13,785	Morgan Sindall Group PLC (Capital Goods)	186,069
140,098	Northgate PLC (Transportation)	1,163,705
368,361	Pace PLC (Technology Hardware & Equipment)	1,980,699

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
536,878	Pennon Group PLC (Utilities)	$ 7,365,713
201,791	Petropavlovsk PLC (Materials)*(a)	115,113
297,572	Premier Foods PLC (Food, Beverage & Tobacco)*	211,004
720,413	Premier Oil PLC (Energy)	3,904,281
491,545	QinetiQ Group PLC (Capital Goods)	1,713,032
76,889	Quindell PLC (Software & Services)(a)	266,114
817,672	Redefine International PLC (REIT)	710,945
102,225	Rightmove PLC (Media)	3,915,152
3,116	Rotork PLC (Capital Goods)	145,021
25,274	RPC Group PLC (Materials)	249,017
87,254	Safestore Holdings PLC (REIT)	303,461
28,661	Savills PLC (Real Estate)	286,943
61,541	Shanks Group PLC (Commercial & Professional Services)	111,801
188,857	Soco International PLC (Energy)*	1,367,224
861,670	Speedy Hire PLC (Capital Goods)	766,067
89,740	Spirit Pub Co. PLC (Consumer Services)	110,601
39,446	ST Modwen Properties PLC (Real Estate)	246,874
50,422	Stagecoach Group PLC (Transportation)	301,487
184,266	Stobart Group Ltd. (Transportation)(a)	391,981
54,941	SVG Capital PLC (Diversified Financials)*	387,065
6,683	Synergy Health PLC (Health Care Equipment & Services)	153,386
7,659	Telecom Plus PLC (Utilities)	179,737
39,703	The Restaurant Group PLC (Consumer Services)	411,376
1,340,488	Thomas Cook Group PLC (Consumer Services)*	2,757,616
146,626	Trinity Mirror PLC (Media)*	490,146
309,732	TT electronics PLC (Technology Hardware & Equipment)	967,403
60,077	Vectura Group PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	143,014
13,698	Vesuvius PLC (Capital Goods)	107,223
105,891	Victrex PLC (Materials)	2,856,014
288,444	WH Smith PLC (Retailing)	5,489,248
49,682	Workspace Group PLC (REIT)	513,753
64,947	WS Atkins PLC (Commercial & Professional Services)	1,456,231
97,989	Xchanging PLC (Software & Services)	291,074

		148,736,856

TOTAL COMMON STOCKS		$912,796,492

Shares	Description	Value
Preferred Stocks – 0.3%
Germany – 0.2%
10,210	Biotest AG (Pharmaceuticals, Biotechnology & Life Sciences)	$1,084,166
23,846	Sixt SE (Transportation)	662,352
595	Sto SE & Co. KGaA (Materials)	114,730
5,938	Villeroy & Boch AG (Capital Goods)	103,022

		1,964,270

Italy – 0.1%
158,887	Unipol Gruppo Finanziario SpA (Insurance)	804,858

		804,858

TOTAL PREFERRED STOCKS		$2,769,128

Units	Description	Expiration Month	Value
Right – 0.0%
Portugal – 0.0%
193,770	Mota-Engil SGPS SA (Capital Goods)*	03/14	$ 106,382

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$915,672,002

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 3.9%
Goldman Sachs Financial Square Money Market Fund — FST Shares
37,408,318	0.053%	$ 37,408,318

TOTAL INVESTMENTS – 100.6%		$953,080,320

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(5,659,239)

NET ASSETS – 100.0%		$947,421,081

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $250,730, which represents approximately 0.0% of net assets as of July 31, 2014.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2014.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	151	September 2014	$6,306,510	$(271,707)
FTSE 100 Index	29	September 2014	3,271,799	(24,874)
Hang Seng Index	2	August 2014	319,559	7,013
MSCI Singapore Index	6	August 2014	367,743	2,760
SPI 200 Index	12	September 2014	1,552,860	62,369
TSE TOPIX Index	33	September 2014	4,146,454	177,501

TOTAL				$(46,938)

TAX INFORMATION — At July 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$898,403,766

Gross unrealized gain	93,555,337
Gross unrealized loss	(38,878,783)

Net unrealized security gain	$54,676,554

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2014:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$32,398,353	$—
Asia	10,820,000	538,817,522	—
Europe	—	33,167,514	—
North America	42,720,018	6,296,000	—
South America	69,040,167	18,300,955	—
Securities Lending Reinvestment Vehicle	6,296,000	—	—
Total	$128,876,185	$628,980,344	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$599,400	$243,471,202	$—
Australia	—	85,399,893	—
Europe	29,014,730	527,545,231	—
Securities Lending Reinvestment Vehicle	10,413,953	—	—
Total	$40,028,083	$856,416,326	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$205,614	$—	$—
Liabilities(b)
Futures Contracts	$(383,223)	$—	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$310,641,640	$—
Australia	—	82,736,727	—
Europe	—	516,411,847	—
North America	—	5,881,788	—
Securities Lending Reinvestment Vehicle	37,408,318	—	—
Total	$37,408,318	$915,672,002	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Futures Contracts	$249,643	$—	$—
Liabilities(b)
Futures Contracts	$(296,581)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security evaluations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain(loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Redemptions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 25, 2014

*	Print the name and title of each signing officer under his or her signature.